JPMorgan Flexible Income ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Exchange-Traded Funds — 61.4%
United States — 61.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	298,017	13,956,136
JPMorgan Equity Premium Income ETF (a)	31,669	1,854,536
JPMorgan Income ETF (a)	17,117	795,684
JPMorgan Nasdaq Equity Premium Income ETF (a)	149,614	8,891,560
Total Exchange-Traded Funds (Cost $25,191,435)		25,497,916
Common Stocks — 29.7%
Australia — 0.6%
AGL Energy Ltd.	3,047	19,170
Atlas Arteria Ltd.	1,615	5,574
Bendigo & Adelaide Bank Ltd.	880	6,701
BHP Group Ltd.	339	11,676
Dexus, REIT	574	2,678
Endeavour Group Ltd.	1,669	4,288
Fortescue Ltd.	272	3,939
Glencore plc	1,745	11,896
Insignia Financial Ltd. *	1,113	3,596
JB Hi-Fi Ltd.	32	1,803
Magellan Financial Group Ltd.	596	3,603
Metcash Ltd.	2,732	6,298
New Hope Corp. Ltd.	1,243	3,898
Origin Energy Ltd.	263	2,157
Region Group, REIT	1,276	2,047
Rio Tinto Ltd.	386	40,215
Rio Tinto plc	721	65,780
Sonic Healthcare Ltd.	942	15,064
Treasury Wine Estates Ltd.	636	2,370
Woodside Energy Group Ltd.	619	10,929
Woolworths Group Ltd.	707	15,173
Yancoal Australia Ltd.	847	3,390
		242,245
Austria — 0.1%
ANDRITZ AG	62	5,365
BAWAG Group AG (b)	34	5,531
Erste Group Bank AG	76	9,881
OMV AG	347	20,614
Raiffeisen Bank International AG	91	4,587
Strabag SE	28	2,904
		48,882
Belgium — 0.1%
Ageas SA	82	5,824
KBC Group NV	44	6,200
Proximus SADP	725	6,615
Umicore SA	287	6,823
		25,462

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — 1.7%
Agnico Eagle Mines Ltd.	68	12,926
Bank of Nova Scotia (The)	580	43,362
Barrick Mining Corp.	987	45,115
BCE, Inc.	1,532	39,604
Canadian Natural Resources Ltd.	1,133	42,128
Canadian Tire Corp. Ltd., Class A	143	17,593
Emera, Inc.	31	1,537
Enbridge, Inc.	827	40,371
Fortis, Inc.	784	41,801
Great-West Lifeco, Inc.	770	36,044
Hydro One Ltd. (b)	100	3,953
Keyera Corp.	320	10,836
Magna International, Inc.	801	40,949
Nutrien Ltd.	690	47,507
Pembina Pipeline Corp.	944	39,226
Power Corp. of Canada	514	25,922
Restaurant Brands International, Inc.	555	37,185
Suncor Energy, Inc.	965	51,005
TC Energy Corp.	334	19,584
TELUS Corp.	2,776	38,735
Tourmaline Oil Corp.	816	38,617
Whitecap Resources, Inc.	1,875	17,102
		691,102
China — 0.0% ^
Lenovo Group Ltd.	6,000	6,760
Wilmar International Ltd.	1,500	4,005
		10,765
Denmark — 0.2%
AL Sydbank	54	4,891
Carlsberg A/S, Class B	47	6,390
Danske Bank A/S	1,111	56,603
Novo Nordisk A/S, Class B	117	6,947
		74,831
Finland — 0.4%
Fortum OYJ	661	15,614
Kemira OYJ	239	5,621
Kone OYJ, Class B	141	10,133
Konecranes OYJ	72	8,479
Mandatum OYJ	477	3,890
Nordea Bank Abp	4,934	95,327
Orion OYJ, Class B	157	12,984
TietoEVRY OYJ	155	3,365
UPM-Kymmene OYJ	256	7,063
Valmet OYJ	180	6,168
Wartsila OYJ Abp	378	15,324
		183,968

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — 1.3%
Airbus SE	34	7,784
Amundi SA (b)	49	4,357
Arkema SA	69	4,155
AXA SA	288	13,133
Ayvens SA (b)	531	7,698
Bouygues SA	130	7,027
Capgemini SE	295	45,837
Carrefour SA	1,206	19,753
Cie Generale des Etablissements Michelin SCA	169	6,276
Covivio SA, REIT	133	8,497
Credit Agricole SA	123	2,664
Danone SA	178	13,948
Eiffage SA	44	6,525
Engie SA	3,728	111,305
Gaztransport Et Technigaz SA	31	6,679
Klepierre SA, REIT	988	38,061
LVMH Moet Hennessy Louis Vuitton SE	17	10,972
Orange SA	1,349	25,078
Pernod Ricard SA	61	5,454
Rubis SCA	174	7,046
Safran SA	301	107,545
Societe Generale SA	80	7,010
TotalEnergies SE	302	21,964
Unibail-Rodamco-Westfield, REIT	50	5,528
Vallourec SACA	210	4,457
Veolia Environnement SA	206	7,726
Vinci SA	242	34,796
		541,275
Germany — 0.9%
Allianz SE (Registered)	154	67,810
BASF SE	307	16,644
Bayerische Motoren Werke AG	32	3,295
Bilfinger SE	56	7,846
Commerzbank AG	206	8,468
Continental AG	94	7,397
Deutsche Telekom AG (Registered)	530	17,786
DWS Group GmbH & Co. KGaA (b)	47	3,441
E.ON SE	1,801	38,199
Evonik Industries AG	163	2,525
Freenet AG	191	6,897
HOCHTIEF AG	14	5,871
Mercedes-Benz Group AG	388	26,517
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	137	83,032
RWE AG	173	10,986
Siemens AG (Registered)	133	40,210
Vonovia SE	360	10,540
		357,464

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Guatemala — 0.0% ^
Millicom International Cellular SA	146	8,910
Hong Kong — 0.3%
Cathay Pacific Airways Ltd.	2,000	3,136
Hang Lung Properties Ltd.	9,000	10,860
Henderson Land Development Co. Ltd.	1,000	3,978
Hong Kong Exchanges & Clearing Ltd.	500	27,566
Hysan Development Co. Ltd.	1,000	2,746
Link, REIT	400	1,839
Man Wah Holdings Ltd.	1,600	992
Orient Overseas International Ltd.	1,000	16,383
PCCW Ltd.	5,000	3,737
Power Assets Holdings Ltd.	2,500	19,392
Prudential plc	642	10,545
VTech Holdings Ltd.	700	5,451
Yue Yuen Industrial Holdings Ltd.	4,500	10,036
		116,661
Iraq — 0.0% ^
United Energy Group Ltd.	38,000	3,129
Ireland — 0.1%
AIB Group plc	692	7,735
Bank of Ireland Group plc	336	6,827
Cairn Homes plc	2,195	5,424
		19,986
Israel — 0.0% ^
Delek Group Ltd.	28	7,880
Plus500 Ltd.	84	4,835
		12,715
Italy — 0.7%
Azimut Holding SpA	112	4,731
Banca Generali SpA	76	5,121
Banca Mediolanum SpA	1,079	25,311
Banco BPM SpA	421	6,311
BFF Bank SpA * (b)	323	3,097
BPER Banca SpA	542	7,633
Enel SpA	4,615	50,989
Eni SpA	1,863	38,078
FinecoBank Banca Fineco SpA	195	5,170
Generali	209	8,525
Intesa Sanpaolo SpA	7,687	54,419
Maire SpA	461	8,055
Poste Italiane SpA (b)	238	6,269
Ryanair Holdings plc	1,182	40,116
Snam SpA	900	6,185
Technogym SpA (b)	388	8,103

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
UniCredit SpA	211	18,388
Unipol Assicurazioni SpA	245	5,457
		301,958
Ivory Coast — 0.0% ^
Endeavour Mining plc	176	10,018
Japan — 1.5%
Activia Properties, Inc., REIT	3	2,802
AEON REIT Investment Corp., REIT	4	3,462
Aozora Bank Ltd.	1,200	19,441
Astellas Pharma, Inc.	200	2,782
Canon, Inc.	600	18,263
Chubu Electric Power Co., Inc.	200	2,906
Chugoku Electric Power Co., Inc. (The)	1,400	8,936
Cosmo Energy Holdings Co. Ltd.	200	5,997
Dai Nippon Printing Co. Ltd.	400	7,177
Dai-ichi Life Holdings, Inc.	1,000	8,794
DIC Corp.	100	2,447
Electric Power Development Co. Ltd.	900	19,114
FANUC Corp.	400	16,062
Frontier Real Estate Investment Corp., REIT	4	2,357
Hitachi Ltd.	600	20,820
Idemitsu Kosan Co. Ltd.	2,200	18,668
Industrial & Infrastructure Fund Investment Corp., REIT	5	4,842
Inpex Corp.	400	8,962
Invincible Investment Corp., REIT	6	2,541
Isuzu Motors Ltd.	100	1,611
Japan Exchange Group, Inc.	1,500	16,368
Japan Metropolitan Fund Invest, REIT	25	19,677
Japan Post Holdings Co. Ltd.	800	9,626
Japan Tobacco, Inc.	300	10,843
JFE Holdings, Inc.	1,000	13,463
KDX Realty Investment Corp., REIT	7	7,573
Kirin Holdings Co. Ltd.	800	12,438
Kobe Steel Ltd.	1,300	18,713
Kyushu Electric Power Co., Inc.	400	4,453
Kyushu Railway Co.	700	17,848
Lixil Corp.	400	4,589
Mitsubishi Chemical Group Corp.	1,700	11,224
Mitsubishi UFJ Financial Group, Inc.	2,200	39,843
Nippon Shokubai Co. Ltd.	500	7,201
Nippon Yusen KK	100	3,286
Niterra Co. Ltd.	100	4,372
NOK Corp.	100	1,948
Nomura Holdings, Inc.	900	8,156
Ono Pharmaceutical Co. Ltd.	100	1,490
Pola Orbis Holdings, Inc.	500	4,374
Sekisui House REIT, Inc., REIT	9	5,285

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Shin-Etsu Chemical Co. Ltd.	500	16,442
SoftBank Corp.	16,500	22,428
Sony Group Corp.	2,200	48,505
Sumitomo Electric Industries Ltd.	500	21,890
Sumitomo Rubber Industries Ltd.	300	4,835
Suzuki Motor Corp.	1,800	24,543
Takeda Pharmaceutical Co. Ltd.	800	27,232
Tokio Marine Holdings, Inc.	600	22,364
Toyo Tire Corp.	300	8,085
Toyota Motor Corp.	1,200	27,199
United Urban Investment Corp., REIT	9	10,398
Yamaha Motor Co. Ltd.	200	1,510
		636,185
Luxembourg — 0.0% ^
ArcelorMittal SA	171	9,287
Netherlands — 0.8%
ABN AMRO Bank NV, CVA (b)	124	4,568
ASML Holding NV	100	143,391
ASR Nederland NV	83	6,028
BE Semiconductor Industries NV	109	21,216
ING Groep NV	443	13,064
Koninklijke Ahold Delhaize NV	267	10,440
Koninklijke BAM Groep NV	756	7,929
Koninklijke Heijmans N.V., CVA	102	8,311
Koninklijke KPN NV	9,017	44,161
NN Group NV	95	7,530
NXP Semiconductors NV	226	51,108
Randstad NV	131	4,688
SBM Offshore NV	256	9,196
		331,630
New Zealand — 0.0% ^
Spark New Zealand Ltd.	3,952	5,378
Norway — 0.4%
Aker BP ASA	766	22,549
Aker Solutions ASA	1,970	7,198
DNB Bank ASA	237	6,796
DOF Group ASA	577	6,753
Equinor ASA	1,367	36,743
Gjensidige Forsikring ASA	130	3,700
Norsk Hydro ASA	1,944	17,259
Orkla ASA	652	7,758
Salmar ASA	116	6,910
Telenor ASA	2,383	40,086
Var Energi ASA	3,083	11,273
Vend Marketplaces ASA, Class B	175	4,837
		171,862

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Peru — 0.0% ^
Credicorp Ltd.	37	13,203
Poland — 0.0% ^
Santander Bank Polska SA	20	3,138
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	4,964	5,373
NOS SGPS SA	1,246	6,477
		11,850
Singapore — 0.3%
CapitaLand Ascendas, REIT	3,700	8,280
DBS Group Holdings Ltd.	1,600	74,372
Singapore Telecommunications Ltd.	7,800	28,148
Venture Corp. Ltd.	500	6,420
		117,220
South Africa — 0.0% ^
Gold Fields Ltd., ADR	378	18,945
South Korea — 0.1%
Cheil Worldwide, Inc.	83	1,264
Hana Financial Group, Inc.	96	6,670
Kia Corp.	83	8,832
KT&G Corp.	62	6,629
Woori Financial Group, Inc.	195	4,079
		27,474
Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	65	7,293
Banco Bilbao Vizcaya Argentaria SA	870	22,084
Banco de Sabadell SA	1,155	4,531
Banco Santander SA	2,032	25,945
Bankinter SA	207	3,533
CaixaBank SA	843	11,128
Enagas SA	96	1,580
Endesa SA	1,256	46,287
Iberdrola SA	320	7,194
Iberdrola SA *	4	90
Logista Integral SA	172	6,274
Mapfre SA	971	4,443
Naturgy Energy Group SA	176	5,524
Repsol SA	382	7,526
Unicaja Banco SA (b)	1,246	4,270
		157,702
Sweden — 0.6%
Betsson AB, Class B	336	3,945
Loomis AB	134	5,561
NCC AB, Class B	283	7,247
SKF AB, Class B	83	2,170
SSAB AB, Class B	1,407	11,574

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Svenska Handelsbanken AB, Class A	467	7,362
Swedbank AB, Class A	189	7,348
Tele2 AB, Class B	2,639	48,554
Telefonaktiebolaget LM Ericsson, Class B	786	8,513
Telia Co. AB	1,917	8,758
Volvo AB, Class B	3,577	129,979
		241,011
Switzerland — 0.2%
ABB Ltd. (Registered)	222	19,114
Adecco Group AG (Registered)	209	6,142
Partners Group Holding AG	6	8,181
Temenos AG (Registered)	82	7,247
UBS Group AG (Registered)	359	16,986
Zurich Insurance Group AG	17	12,094
		69,764
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	221,184
United Kingdom — 1.6%
Admiral Group plc	126	4,742
AstraZeneca plc	311	57,944
Aviva plc	771	6,721
Balfour Beatty plc	790	7,736
Barclays plc	2,068	13,802
Barratt Redrow plc	4,287	22,827
Beazley plc	335	5,204
British American Tobacco plc	754	45,552
British Land Co. plc (The), REIT	2,284	13,028
Centrica plc	3,746	9,809
Drax Group plc	668	8,236
Dunelm Group plc	350	4,425
HSBC Holdings plc	2,006	35,388
IG Group Holdings plc	144	2,672
Imperial Brands plc	62	2,611
International Consolidated Airlines Group SA	1,263	7,256
Investec plc	575	4,784
ITV plc	4,930	5,497
J Sainsbury plc	1,967	8,619
Johnson Matthey plc	240	7,761
Kingfisher plc	944	4,350
Lancashire Holdings Ltd.	530	4,476
Land Securities Group plc, REIT	1,454	12,978
Lloyds Banking Group plc	10,308	15,392
M&G plc	2,310	9,793
Man Group plc	1,633	5,894
Mitie Group plc	3,571	8,190
Morgan Sindall Group plc	95	6,409
National Grid plc	867	14,730

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
NatWest Group plc	5,865	53,458
Next plc	43	7,807
Persimmon plc	581	11,188
Phoenix Group Holdings plc	1,426	14,453
Reckitt Benckiser Group plc	132	11,004
RELX plc	1,024	36,303
Rolls-Royce Holdings plc	931	15,563
Sage Group plc (The)	612	8,025
SSE plc	657	21,837
Telecom Plus plc	273	4,987
Tesco plc	6,065	35,291
TP ICAP Group plc	1,155	4,029
Unilever plc	80	5,442
UNITE Group plc (The), REIT	198	1,540
Vodafone Group plc	31,841	46,893
WPP plc	4,118	17,082
		651,728
United States — 16.9%
3M Co.	344	52,687
AbbVie, Inc.	551	122,878
Accenture plc, Class A	137	36,119
Alexandria Real Estate Equities, Inc., REIT	749	40,925
Alliant Energy Corp.	315	20,762
Altria Group, Inc.	653	40,479
Amcor plc	198	8,761
American Electric Power Co., Inc.	369	44,197
American Tower Corp., REIT	50	8,964
Amgen, Inc.	131	44,786
Amphenol Corp., Class A	244	35,155
Analog Devices, Inc.	223	69,326
Archer-Daniels-Midland Co.	718	48,329
AT&T, Inc.	2,994	78,473
Avery Dennison Corp.	194	35,989
Baker Hughes Co., Class A	1,015	56,881
Bank of America Corp.	1,599	85,067
Baxter International, Inc.	1,622	32,554
Best Buy Co., Inc.	547	35,610
BP plc	6,885	43,655
Bristol-Myers Squibb Co.	1,516	83,456
Broadcom, Inc.	384	127,219
Brown-Forman Corp., Class B	1,406	38,482
CF Industries Holdings, Inc.	430	40,089
Chevron Corp.	448	79,251
Cisco Systems, Inc.	558	43,703
Clorox Co. (The)	363	40,943
CME Group, Inc.	225	65,038
Coca-Cola Co. (The)	950	71,069

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Comcast Corp., Class A	1,242	36,949
ConocoPhillips	83	8,651
Consolidated Edison, Inc.	353	37,640
Constellation Brands, Inc., Class A	265	41,525
Crown Castle, Inc., REIT	412	35,766
Cummins, Inc.	84	48,621
Darden Restaurants, Inc.	194	38,674
Devon Energy Corp.	884	35,546
Diamondback Energy, Inc.	199	32,626
Digital Realty Trust, Inc., REIT	175	29,041
Dominion Energy, Inc.	639	38,449
Dow, Inc.	1,598	44,025
DTE Energy Co.	268	36,014
Duke Energy Corp.	333	40,410
Eaton Corp. plc	103	36,196
Edison International	663	41,292
Emerson Electric Co.	714	104,929
Entergy Corp.	446	42,767
EOG Resources, Inc.	571	64,026
Evergy, Inc.	546	41,895
Eversource Energy	558	38,575
Exelon Corp.	879	39,362
Expedia Group, Inc.	136	36,018
Extra Space Storage, Inc., REIT	262	36,148
Exxon Mobil Corp.	548	77,487
Fastenal Co.	845	36,639
Fidelity National Information Services, Inc.	1,471	81,273
Ford Motor Co.	3,247	45,068
Franklin Resources, Inc.	1,535	40,862
General Dynamics Corp.	25	8,777
General Mills, Inc.	788	36,453
Gilead Sciences, Inc.	525	74,524
GQG Partners, Inc., CHDI	2,710	2,953
GSK plc	2,171	56,146
Haleon plc	3,727	19,492
Hershey Co. (The)	201	39,145
Hewlett Packard Enterprise Co.	1,696	36,498
Hormel Foods Corp.	1,566	38,539
HP, Inc.	1,645	31,979
International Business Machines Corp.	138	42,325
International Flavors & Fragrances, Inc.	430	30,018
International Paper Co.	719	28,990
Iron Mountain, Inc., REIT	351	32,338
JBS NV, Class A *	809	12,742
Johnson & Johnson	456	103,626
Kenvue, Inc.	2,189	38,089
Keurig Dr Pepper, Inc.	1,395	38,279
KeyCorp	2,071	44,568

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Kimberly-Clark Corp.	363	36,296
Kimco Realty Corp., REIT	1,807	38,092
Kinder Morgan, Inc.	1,411	43,021
Kraft Heinz Co. (The)	1,511	35,871
Lockheed Martin Corp.	71	45,030
Lowe's Cos., Inc.	364	97,210
LyondellBasell Industries NV, Class A	468	22,932
Mastercard, Inc., Class A	120	64,655
McDonald's Corp.	206	64,890
Medtronic plc	495	50,965
Merck & Co., Inc.	708	78,071
Meta Platforms, Inc., Class A	121	86,696
Microchip Technology, Inc.	96	7,288
Microsoft Corp.	614	264,198
Mid-America Apartment Communities, Inc., REIT	3	403
Mondelez International, Inc., Class A	1,042	60,926
Morgan Stanley	400	73,120
Motorola Solutions, Inc.	96	38,644
Nestle SA (Registered)	287	27,387
NetApp, Inc.	294	28,327
NextEra Energy, Inc.	1,012	88,955
Novartis AG (Registered)	466	69,140
Omnicom Group, Inc.	982	75,653
ONEOK, Inc.	499	39,516
PACCAR, Inc.	501	61,578
Paychex, Inc.	16	1,650
PepsiCo, Inc.	489	75,125
Pfizer, Inc.	1,473	38,946
Philip Morris International, Inc.	230	41,271
Phillips 66	284	40,771
PPL Corp.	317	11,491
Procter & Gamble Co. (The)	194	29,443
Prudential Financial, Inc.	310	34,444
Public Storage, REIT	103	28,448
Realty Income Corp., REIT	655	40,060
Regency Centers Corp., REIT	477	34,759
Regions Financial Corp.	1,378	39,273
Roche Holding AG	97	44,110
RTX Corp.	234	47,018
Sanofi SA	586	55,274
Seagate Technology Holdings plc	155	63,192
Sempra	406	35,326
Shell plc	1,607	61,772
Simon Property Group, Inc., REIT	218	41,706
Smurfit WestRock plc	228	9,492
Southern Co. (The)	440	39,296
Stellantis NV	269	2,640
Sun Communities, Inc., REIT	296	37,719

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Swiss Re AG	47	7,510
T. Rowe Price Group, Inc.	270	28,534
Target Corp.	411	43,348
Texas Instruments, Inc.	173	37,290
T-Mobile US, Inc.	181	35,695
Trane Technologies plc	238	100,098
TransDigm Group, Inc.	28	39,971
Truist Financial Corp.	869	44,684
Tyson Foods, Inc., Class A	654	42,726
Ubiquiti, Inc.	42	23,160
United Parcel Service, Inc., Class B	429	45,568
UnitedHealth Group, Inc.	124	35,579
US Bancorp	682	38,267
Valero Energy Corp.	218	39,552
Ventas, Inc., REIT	391	30,369
Verizon Communications, Inc.	1,437	63,975
VICI Properties, Inc., REIT, Class A	1,303	36,588
Walt Disney Co. (The)	1,053	118,778
Warner Music Group Corp., Class A	452	13,551
WEC Energy Group, Inc.	329	36,410
Wells Fargo & Co.	581	52,575
Weyerhaeuser Co., REIT	966	24,903
Williams Cos., Inc. (The)	642	43,181
WP Carey, Inc., REIT	589	41,083
Xcel Energy, Inc.	520	39,551
Yum! Brands, Inc.	444	69,042
		6,996,880
Total Common Stocks (Cost $10,850,228)		12,333,812
	PRINCIPAL AMOUNT($)
Equity Linked Notes — 5.9%
Canada — 0.5%
Royal Bank of Canada, ELN, 11.00%, 2/6/2026 (b)	48	17,523
Royal Bank of Canada, ELN, 11.00%, 2/6/2026 (b)	428	81,910
Royal Bank of Canada, ELN, 13.00%, 2/20/2026 (b)	295	34,684
Toronto-Dominion Bank (The), ELN, 15.00%, 2/13/2026 (b)	328	23,450
Toronto-Dominion Bank (The), ELN, 25.00%, 2/27/2026 (b)	358	23,713
Toronto-Dominion Bank (The), ELN, 27.30%, 2/27/2026 (b)	106	26,503
		207,783
France — 0.9%
BNP Paribas Issuance BV, ELN, 11.20%, 2/27/2026 (b)	160	23,871
BNP Paribas Issuance BV, ELN, 5.30%, 2/27/2026 (b)	246	29,433
BNP Paribas Issuance BV, ELN, 5.90%, 2/6/2026 (b)	111	21,185
BNP Paribas Issuance BV, ELN, 9.20%, 2/20/2026 (b)	135	26,069
Societe Generale SA, ELN, 12.50%, 2/6/2026 (b)	80	15,360
Societe Generale SA, ELN, 14.00%, 2/6/2026 (b)	12	17,599

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity Linked Notes — continued
France — continued
Societe Generale SA, ELN, 15.00%, 2/20/2026 (b)	103	31,287
Societe Generale SA, ELN, 16.70%, 2/13/2026 (b)	96	24,191
Societe Generale SA, ELN, 16.80%, 2/20/2026 (b)	120	25,073
Societe Generale SA, ELN, 19.00%, 2/20/2026 (b)	196	23,067
Societe Generale SA, ELN, 19.40%, 2/27/2026 (b)	100	23,872
Societe Generale SA, ELN, 20.10%, 2/27/2026 (b)	941	20,920
Societe Generale SA, ELN, 7.30%, 2/6/2026 (b)	135	25,424
Societe Generale SA, ELN, 8.00%, 2/20/2026 (b)	1,547	27,271
Societe Generale SA, ELN, 8.30%, 2/27/2026 (b)	38	31,559
		366,181
Japan — 0.1%
Mizuho Markets Cayman LP, ELN, 15.60%, 2/13/2026 (b)	142	25,225
Mizuho Markets Cayman LP, ELN, 16.20%, 2/27/2026 (b)	77	20,452
		45,677
United Kingdom — 0.9%
Barclays Bank plc, ELN, 11.20%, 2/27/2026 (b)	311	104,765
Barclays Bank plc, ELN, 12.20%, 2/20/2026 (b)	179	21,567
Barclays Bank plc, ELN, 13.50%, 2/27/2026 (b)	58	41,813
Barclays Bank plc, ELN, 14.30%, 2/13/2026 (b)	198	25,148
Barclays Bank plc, ELN, 14.30%, 2/13/2026 (b)	307	30,662
Barclays Bank plc, ELN, 14.30%, 2/13/2026 (b)	173	20,862
Barclays Bank plc, ELN, 15.60%, 2/13/2026 (b)	476	13,958
Barclays Bank plc, ELN, 7.30%, 2/13/2026 (b)	78	27,852
Barclays Bank plc, ELN, 7.50%, 2/27/2026 (b)	80	40,439
Barclays Bank plc, ELN, 8.50%, 2/20/2026 (b)	105	23,170
Barclays Bank plc, ELN, 9.70%, 2/13/2026 (b)	144	25,389
		375,625
United States — 3.5%
Citigroup Global Markets Holdings, Inc., ELN, 12.50%, 2/20/2026 (b)	179	22,722
Citigroup Global Markets Holdings, Inc., ELN, 16.30%, 2/27/2026 (b)	265	15,965
Citigroup Global Markets Holdings, Inc., ELN, 18.00%, 2/6/2026 (b)	113	20,530
Goldman Sachs International, ELN, 10.50%, 2/20/2026 (b)	95	98,459
Goldman Sachs International, ELN, 12.30%, 2/6/2026 (b)	48	22,371
Goldman Sachs International, ELN, 13.30%, 2/13/2026 (b)	229	42,000
Goldman Sachs International, ELN, 13.90%, 2/6/2026 (b)	155	17,411
Goldman Sachs International, ELN, 16.80%, 2/13/2026 (b)	256	60,035
Goldman Sachs International, ELN, 5.70%, 2/6/2026 (b)	262	20,844
Goldman Sachs International, ELN, 9.70%, 2/6/2026 (b)	155	14,128
Morgan Stanley Finance LLC, ELN, 10.00%, 2/6/2026 (b)	56	24,751
Morgan Stanley Finance LLC, ELN, 10.20%, 2/13/2026 (b)	104	21,394
Morgan Stanley Finance LLC, ELN, 10.70%, 2/13/2026 (b)	96	22,990
Morgan Stanley Finance LLC, ELN, 11.00%, 2/13/2026 (b)	201	48,003
Morgan Stanley Finance LLC, ELN, 11.00%, 2/20/2026 (b)	51	47,816
Morgan Stanley Finance LLC, ELN, 11.30%, 2/6/2026 (b)	81	16,446
Morgan Stanley Finance LLC, ELN, 11.50%, 2/27/2026 (b)	105	21,100
Morgan Stanley Finance LLC, ELN, 11.90%, 2/13/2026 (b)	63	21,397

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity Linked Notes — continued
United States — continued
Morgan Stanley Finance LLC, ELN, 12.40%, 2/27/2026 (b)	215	21,565
Morgan Stanley Finance LLC, ELN, 12.50%, 2/20/2026 (b)	340	27,172
Morgan Stanley Finance LLC, ELN, 12.80%, 2/27/2026 (b)	368	20,221
Morgan Stanley Finance LLC, ELN, 12.80%, 2/6/2026 (b)	212	12,999
Morgan Stanley Finance LLC, ELN, 12.80%, 2/6/2026 (b)	259	18,027
Morgan Stanley Finance LLC, ELN, 12.90%, 2/20/2026 (b)	374	43,192
Morgan Stanley Finance LLC, ELN, 13.00%, 2/20/2026 (b)	25	35,870
Morgan Stanley Finance LLC, ELN, 13.00%, 2/6/2026 (b)	208	30,019
Morgan Stanley Finance LLC, ELN, 13.20%, 2/13/2026 (b)	376	23,158
Morgan Stanley Finance LLC, ELN, 13.30%, 2/20/2026 (b)	96	21,753
Morgan Stanley Finance LLC, ELN, 13.50%, 2/13/2026 (b)	42	14,667
Morgan Stanley Finance LLC, ELN, 13.50%, 2/20/2026 (b)	62	25,920
Morgan Stanley Finance LLC, ELN, 13.60%, 2/20/2026 (b)	59	29,546
Morgan Stanley Finance LLC, ELN, 14.00%, 2/13/2026 (b)	56	26,651
Morgan Stanley Finance LLC, ELN, 14.40%, 2/13/2026 (b)	127	17,150
Morgan Stanley Finance LLC, ELN, 14.70%, 2/20/2026 (b)	158	24,081
Morgan Stanley Finance LLC, ELN, 14.90%, 2/6/2026 (b)	327	13,533
Morgan Stanley Finance LLC, ELN, 16.80%, 2/13/2026 (b)	63	17,742
Morgan Stanley Finance LLC, ELN, 16.80%, 2/6/2026 (b)	121	22,527
Morgan Stanley Finance LLC, ELN, 17.80%, 2/27/2026 (b)	23	25,697
Morgan Stanley Finance LLC, ELN, 18.00%, 2/13/2026 (b)	1,314	16,654
Morgan Stanley Finance LLC, ELN, 18.80%, 2/27/2026 (b)	21	23,903
Morgan Stanley Finance LLC, ELN, 18.80%, 2/6/2026 (b)	60	15,924
Morgan Stanley Finance LLC, ELN, 8.50%, 2/13/2026 (b)	1,074	21,688
Morgan Stanley Finance LLC, ELN, 8.50%, 2/20/2026 (b)	62	23,074
Morgan Stanley Finance LLC, ELN, 9.20%, 2/13/2026 (b)	166	51,077
Morgan Stanley Finance LLC, ELN, 9.90%, 2/6/2026 (b)	137	17,952
Wells Fargo Bank NA, ELN, 10.00%, 2/27/2026 (b)	740	61,936
Wells Fargo Bank NA, ELN, 14.10%, 2/6/2026 (b)	28	16,337
Wells Fargo Bank NA, ELN, 16.00%, 2/20/2026 (b)	194	45,263
Wells Fargo Bank NA, ELN, 17.80%, 2/27/2026 (b)	866	39,719
Wells Fargo Bank NA, ELN, 31.30%, 2/6/2026 (b)	44	17,180
Wells Fargo Bank NA, ELN, 7.30%, 2/6/2026 (b)	72	21,496
Wells Fargo Bank NA, ELN, 9.60%, 2/27/2026 (b)	375	38,906
		1,440,961
Total Equity Linked Notes (Cost $2,481,401)		2,436,227
U.S. Treasury Obligations — 1.0%
United States — 1.0%
U.S. Treasury Notes, 4.13%, 1/31/2027 (c) (Cost $429,401)	427,000	429,345
	NO. OF RIGHTS
Rights — 0.0% ^
Spain — 0.0% ^
ACS Actividades de Construccion y Servicios SA*(Cost $34)	65	36

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (d) (Cost $339,647)	339,511	339,647
Total Investments — 98.8% (Cost $39,292,146)		41,036,983
Other Assets in Excess of Liabilities — 1.2%		497,983
NET ASSETS — 100.0%		41,534,966

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	35.9%
U.S. Equity	26.2
Convertible Bonds	5.9
Oil, Gas & Consumable Fuels	2.7
Banks	2.6
Electric Utilities	1.7
Semiconductors & Semiconductor Equipment	1.7
Pharmaceuticals	1.6
Diversified Telecommunication Services	1.1
U.S. Treasury Notes	1.0
Insurance	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	16.8
Short-Term Investments	0.8
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	2	03/20/2026	EUR	140,986	4,633
MSCI Emerging Markets Index	29	03/20/2026	USD	2,205,595	132,866
NASDAQ 100 E-Mini Index	6	03/20/2026	USD	3,082,440	(28,102)
U.S. Treasury 10 Year Note	8	03/20/2026	USD	894,000	(10,638)
U.S. Treasury 5 Year Note	54	03/31/2026	USD	5,881,359	(33,969)
					64,790

Abbreviations
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$242,245	$—	$242,245
Austria	2,904	45,978	—	48,882
Belgium	—	25,462	—	25,462
Canada	691,102	—	—	691,102
China	—	10,765	—	10,765
Denmark	—	74,831	—	74,831

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Finland	$—	$183,968	$—	$183,968
France	—	541,275	—	541,275
Germany	—	357,464	—	357,464
Guatemala	8,910	—	—	8,910
Hong Kong	—	116,661	—	116,661
Iraq	—	3,129	—	3,129
Ireland	—	19,986	—	19,986
Israel	—	12,715	—	12,715
Italy	—	301,958	—	301,958
Ivory Coast	—	10,018	—	10,018
Japan	17,848	618,337	—	636,185
Luxembourg	—	9,287	—	9,287
Netherlands	51,108	280,522	—	331,630
New Zealand	5,378	—	—	5,378
Norway	44,923	126,939	—	171,862
Peru	13,203	—	—	13,203
Poland	—	3,138	—	3,138
Portugal	—	11,850	—	11,850
Singapore	—	117,220	—	117,220
South Africa	18,945	—	—	18,945
South Korea	6,629	20,845	—	27,474
Spain	53,391	104,311	—	157,702
Sweden	—	241,011	—	241,011
Switzerland	—	69,764	—	69,764
Taiwan	—	221,184	—	221,184
United Kingdom	43,048	608,680	—	651,728
United States	6,606,801	390,079	—	6,996,880
Total Common Stocks	7,564,190	4,769,622	—	12,333,812
Equity Linked Notes	—	2,436,227	—	2,436,227
Exchange-Traded Funds	25,497,916	—	—	25,497,916
Rights	36	—	—	36
U.S. Treasury Obligations	—	429,345	—	429,345
Short-Term Investments
Investment Companies	339,647	—	—	339,647
Total Investments in Securities	$33,401,789	$7,635,194	$—	$41,036,983
Appreciation in Other Financial Instruments
Futures Contracts	$137,499	$—	$—	$137,499
Depreciation in Other Financial Instruments
Futures Contracts	$(72,709)	$—	$—	$(72,709)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$64,790	$—	$—	$64,790
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	$10,800,526	$3,674,275	$544,370	$(2,529)	$28,234	$13,956,136	298,017	$196,098	$—
JPMorgan Equity Premium Income ETF (a)	1,412,330	463,427	66,684	(2,998)	48,461	1,854,536	31,669	29,559	—
JPMorgan Income ETF (a)	595,765	198,582	—	—	1,337	795,684	17,117	8,826	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	7,536,077	2,607,721	1,324,053	4,982	66,833	8,891,560	149,614	219,217	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	454,217	2,829,993	2,944,594	119	(88)	339,647	339,511	2,549	—
Total	$20,798,915	$9,773,998	$4,879,701	$(426)	$144,777	$25,837,563		$456,249	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.